Income Taxes - Effective Tax Rate Reconciliation (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of effective tax rates from continuing operations to U.S. statutory rates - amounts
Federal income tax expense (benefit) at the statutory rate					$ 9,697,000	$ (14,920,000)
State and local taxes, net of federal benefit					3,922,000	(2,167,000)
Non deductible costs (permanent differences)					1,070,000	815,000
Unrecognized tax positions					508,000	(240,000)
Other					(796,000)	(292,000)
Income Tax Expense (Benefit), Total	$ 711,000	$ (4,571,000)	$ 12,780,000	$ 3,932,000	$ 14,401,000	$ (16,804,000)
Reconciliation of effective tax rates from continuing operations to U.S. statutory rates - percent
Effective income tax rate (as a percent)	13.40%	38.50%	35.20%	48.80%	52.00%	39.40%
Undistributed earnings of foreign subsidiaries
Earnings of foreign subsidiaries, deferred tax liability					$ 0	$ 0
Foreign subsidiaries, amounts considered permanently reinvested					5,910,000	4,610,000
Foreign subsidiaries, tax expense if earnings not permanently reinvested					$ 1,386,000	$ 1,081,000